UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, February 1, 2046			$4,000,000	$4,218,750
3s, TBA, February 1, 2046			2,000,000	2,061,875

				6,280,625
U.S. Government Agency Mortgage Obligations (36.7%)

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, February 1, 2046			2,000,000	2,136,406
3 1/2s, TBA, March 1, 2046			16,000,000	16,710,000
3 1/2s, TBA, February 1, 2046			19,000,000	19,898,419
3s, TBA, March 1, 2046			23,000,000	23,419,571
3s, TBA, February 1, 2046			34,000,000	34,698,595

				96,862,991

Total U.S. government and agency mortgage obligations (cost $102,038,673)				$103,143,616

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (34.3%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$24,000	$25,020

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,409,048	1,444,274

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			566,423	624,482

Belgium (Government of) sr. unsec. unsub. notes 4 1/4s, 2022 (Belgium)		EUR	1,420,000	1,960,300

Belgium (Government of) unsec. bonds Ser. 60, 4 1/4s, 2041 (Belgium)		EUR	330,000	558,470

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			$490,000	467,950

Brazil (Federal Republic of) sr. unsec. unsub. notes 5 7/8s, 2019 (Brazil)			100,000	103,750

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	790	163,633

Canada (Government of) bonds 1 1/4s, 2018 (Canada)		CAD	960,000	699,911

Canada (Government of) sr. unsec. bonds 3 1/2s, 2045 (Canada)		CAD	440,000	416,827

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			$450,000	367,875

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			200,000	208,100

Denmark (Kingdom of) unsec. bonds 4 1/2s, 2039 (Denmark)		DKK	570,000	139,860

Denmark (Kingdom of) unsec. bonds 1 3/4s, 2025 (Denmark)		DKK	3,020,000	485,418

France (Government of) unsec. bonds 4 1/2s, 2041 (France)		EUR	830,000	1,452,281

France (Government of) unsec. bonds 4s, 2055 (France)		EUR	150,000	262,446

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	3,410,000	4,386,542

France (Government of) unsec. bonds 1/2s, 2025 (France)		EUR	1,490,000	1,605,240

Germany (Federal Republic of) unsec. bonds 2 1/2s, 2044 (Germany)		EUR	1,460,000	2,161,630

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	4,840,000	5,889,343

Germany (Federal Republic of) unsec. bonds 1/2s, 2025 (Germany)		EUR	420,000	466,875

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s, 2017 (Ghana)			$62,000	56,808

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s, 2023 (Ghana)			168,573	122,637

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,767,000	1,667,931

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	1,530,000	1,369,186

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	317,294	175,654

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	28,208	15,661

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	304,883	170,415

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	209,696	118,480

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	156,727	89,199

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	123,946	71,562

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	140,182	82,370

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	81,475	48,867

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	794,541	486,035

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	244,903	152,287

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	757,185	480,606

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	397,416	256,517

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	665,365	446,602

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	1,422,812	976,758

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	498,058	349,524

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	767,884	553,737

Hungary (Government of) sr. unsec. unsub. notes 5 3/8s, 2024 (Hungary)			$470,000	517,780

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			285,000	270,750

Indonesia (Republic of) 144A sr. unsec. unusb. notes 5 1/8s, 2045 (Indonesia)			200,000	187,000

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	930,000	1,243,701

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2044 (Italy)		EUR	820,000	1,283,063

Italy (Republic of) sr. unsec. bonds 4 1/2s, 2023 (Italy)		EUR	1,750,000	2,363,084

Italy (Republic of) sr. unsec. bonds 2 1/2s, 2024 (Italy)		EUR	1,060,000	1,265,410

Italy (Republic of) sr. unsec. unsub. bonds 5 1/4s, 2017 (Italy)		EUR	2,120,000	2,477,961

Italy (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2023 (Italy)		EUR	1,950,000	2,681,507

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	12,012,587

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.2s, 2031 (Japan)		JPY	308,000,000	3,164,702

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.3s, 2040 (Japan)		JPY	407,000,000	4,326,563

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.2s, 2051 (Japan)		JPY	230,000,000	2,464,105

Mexico (Government of) unsec. bonds 8s, 2020 (Mexico)		MXN	23,397,000	1,429,012

Netherlands (Government of) unsec. bonds 3 3/4s, 2042 (Netherlands)		EUR	290,000	499,667

Netherlands (Government of) unsec. bonds 2 1/4s, 2022 (Netherlands)		EUR	1,290,000	1,602,744

Norway (Government of) unsec. bonds Ser. 476, 3s, 2024 (Norway)		NOK	1,760,000	230,217

Ontario (Province of) unsec. bonds 4s, 2021 (Canada)		CAD	1,690,000	1,362,389

Panama (Republic of) sr. unsec. unsub. bonds 3 3/4s, 2025 (Panama)			$200,000	197,000

Poland (Republic of) unsec. bonds 3 1/4s, 2019 (Poland)		PLN	6,285,000	1,612,319

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			$600,000	573,750

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018 (South Africa)		ZAR	14,180,000	882,255

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$1,600,000	1,558,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	770,000	902,539

Spain (Kingdom of) sr. unsec. bonds 5.15s, 2044 (Spain)		EUR	350,000	559,401

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	1,830,000	2,450,989

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65s, 2025 (Spain)		EUR	440,000	610,005

Spain (Kingdom of) sr. unsec. unsub. bonds 4s, 2020 (Spain)		EUR	490,000	610,805

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			$200,000	181,500

Sweden (Government of) unsec. bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	6,310,000	886,022

Switzerland (Government of) unsec. bonds 2s, 2021 (Switzerland)		CHF	600,000	671,049

Turkey (Republic of) sr. unsec. unsub. notes 4 7/8s, 2043 (Turkey)			$1,000,000	891,250

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 2040 (Ukraine)			75,000	28,163

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2021 (Ukraine)			146,000	135,707

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2020 (Ukraine)			156,000	146,562

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			1,565	1,474

United Kingdom Treasury unsec. bonds 4s, 2060 (United Kingdom)		GBP	1,440,000	3,088,288

United Kingdom Treasury unsec. bonds 3 3/4s, 2019 (United Kingdom)		GBP	920,000	1,455,042

United Kingdom Treasury unsec. bonds 1s, 2017 (United Kingdom)		GBP	1,050,000	1,512,347

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			$440,000	399,616

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			175,000	161,418

Total foreign government and agency bonds and notes (cost $100,259,563)				$90,478,806

CORPORATE BONDS AND NOTES (28.3%)(a)
			Principal amount	Value

Basic materials (1.8%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			$160,000	$169,600

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	202,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			231,000	194,619

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			285,000	243,949

Corp Nacional del Cobre de Chile (CODELCO) 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)			200,000	195,671

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			305,000	289,615

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	156,567

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.4s, 2020			305,000	338,787

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6s, 2041 (Canada)			360,000	235,350

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			510,000	346,290

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			187,000	122,055

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			230,000	164,450

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	155,802

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			99,000	90,815

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			41,000	40,240

Mosaic Co. (The) sr. unsec. unsub. notes 3 3/4s, 2021			160,000	160,783

Packaging Corp. of America sr. unsec. notes 3.9s, 2022			120,000	124,543

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			160,000	166,904

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	160,654

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			440,000	557,630

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			73,000	93,064

Westrock (RKT) Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	110,726

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	355,457

				4,675,571
Capital goods (0.4%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	103,950

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			120,000	125,400

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			253,000	341,358

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			195,000	199,049

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			195,000	200,218

				969,975
Communication services (2.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	108,786

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	201,234

American Tower Corp. sr. unsec. notes 4s, 2025(R)			235,000	232,507

American Tower Corp. sr. unsec. notes 3.4s, 2019(R)			125,000	128,071

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			40,000	35,467

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			40,000	38,321

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			297,000	299,001

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			148,000	148,147

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			70,000	98,179

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	93,426

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45s, 2026(R)			295,000	296,820

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	206,731

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	149,597

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.4s, 2040			125,000	153,108

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	204,411

SBA Tower Trust 144A sr. notes 5.101s, 2017			350,000	355,532

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	262,953

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			255,000	353,140

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			800,000	780,000

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)			340,000	378,316

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)			28,800	765,216

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			315,000	307,124

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			622,000	544,945

				6,141,032
Consumer cyclicals (2.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			115,000	147,830

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			194,000	211,789

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			565,000	485,582

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			162,000	203,388

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2023			425,000	447,313

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			215,000	209,513

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	256,791

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			340,000	335,715

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			630,000	882,595

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			122,000	148,339

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	18,715

General Motors Co. sr. unsec. notes 6 1/4s, 2043			265,000	266,217

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			171,000	171,633

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			222,000	211,164

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			30,000	30,146

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			215,000	221,269

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			250,000	211,028

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	69,152

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	31,340

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	153,016

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			262,000	253,485

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	161,494

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			220,000	235,950

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	115,643

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	25,811

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			68,000	75,438

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			195,000	201,887

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			150,000	155,058

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			15,000	17,483

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			116,000	114,955

QVC, Inc. company guaranty sr. notes 4.85s, 2024			260,000	251,711

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			205,000	206,025

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			355,000	337,140

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	262,307

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			125,000	124,063

				7,250,985
Consumer staples (1.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			21,000	35,023

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			400,000	414,230

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			400,000	405,395

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	221,870

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	247,582

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	64,082

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			75,000	74,625

CVS Pass-Through Trust sr. notes 6.036s, 2028			58,724	65,340

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			302,148	363,291

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			15,000	13,954

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			85,000	104,495

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			726,000	780,817

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			277,000	279,650

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			550,000	534,420

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)			500,000	431,160

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			589,000	697,377

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95s, 2042			205,000	208,942

				4,942,253
Energy (1.4%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			165,000	131,973

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4s, 2021 (United Kingdom)			200,000	205,559

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			79,000	15,998

California Resources Corp. 144A company guaranty notes 8s, 2022			208,000	82,680

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			260,000	197,600

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			405,000	313,285

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			28,000	13,370

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	180,827

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	276,675

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	41,304

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			160,000	65,600

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	180,796

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 7 7/8s, 2019 (Brazil)			55,000	47,850

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)			225,000	169,031

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			30,000	8,775

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			350,000	132,125

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			11,000	6,050

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			467,333	191,606

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			155,000	45,555

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			315,000	242,266

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			55,000	47,348

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2040			425,000	267,605

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	20,716

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.2s, 2018			75,000	79,222

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	168,589

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			675,000	442,417

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			45,000	29,588

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			45,000	33,413

				3,637,823
Financials (12.3%)

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	131,472

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			295,000	381,677

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			125,000	123,440

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			425,000	423,938

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			215,000	201,154

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			414,000	538,718

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	506,270

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. notes 4.6s, 2024(R)			465,000	437,681

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	323,358

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			485,000	495,306

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	209,000

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	374,100

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			460,000	480,553

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			853,000	829,543

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			195,000	195,000

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			335,000	327,329

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			300,000	337,500

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			210,000	218,454

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			215,000	215,295

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			320,000	334,800

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			150,000	150,254

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			156,000	161,156

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			354,000	359,363

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			152,000	149,720

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			148,000	143,604

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			59,000	57,304

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			220,000	222,200

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			320,000	359,462

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	115,718

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			865,000	1,053,311

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			200,000	195,500

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			190,000	230,158

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			447,000	396,481

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			1,000,000	1,200,000

Duke Realty LP company guaranty sr. unsec. unsub. notes 3 7/8s, 2021(R)			150,000	154,642

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			285,000	294,577

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			116,000	104,038

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			375,000	384,948

GE Capital Trust IV 144A company guaranty unsec. sub. FRB 4 5/8s, 2066		EUR	90,000	98,867

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			$109,000	142,976

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			556,000	147,340

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			195,000	222,117

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			11,000	12,704

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			220,000	237,050

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			155,000	153,476

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			160,000	154,612

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			250,000	320,763

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			570,000	847,875

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s, perpetual maturity (United Kingdom)			200,000	192,000

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,031,000	1,109,255

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)			655,000	635,350

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			220,000	229,900

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			630,000	618,984

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	741,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037			265,000	246,450

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			530,000	590,950

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			342,000	347,792

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039			635,000	939,049

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			330,000	396,000

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			155,000	161,390

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 5 3/4s, 2016			100,000	103,166

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			205,000	212,175

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			30,000	33,361

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	100,339

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			90,000	97,555

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			445,000	442,775

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			90,000	90,900

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			268,000	260,630

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	102,894

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	84,188

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			245,000	245,396

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			525,000	540,750

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			430,000	431,677

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			820,000	873,300

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			200,000	189,661

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			470,000	492,131

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			275,000	272,250

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			450,000	455,054

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership company guaranty sr. unsec. unsub. notes 5s, 2018(R)			270,000	285,000

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			400,000	424,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.512s, 2037			550,000	429,000

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			210,000	262,165

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			520,000	543,400

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	228,083

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			500,000	478,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	730,930

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.6s, 2038			930,000	1,225,495

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	452,041

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			725,000	725,469

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			300,000	301,500

				32,476,959
Health care (0.4%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			$44,000	44,027

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			58,000	57,997

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			29,000	29,428

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			200,000	248,619

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2019			120,000	129,900

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			135,000	145,125

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			75,000	75,938

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			180,000	172,125

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			100,000	101,503

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,153

				1,034,815
Supra-Nation (1.7%)

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Supra-Nation)		GBP	1,900,000	3,916,476

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4 1/8s, 2024 (Supra-Nation)		EUR	450,000	638,004

				4,554,480
Technology (0.4%)

Apple, Inc. sr. unsec. notes 3.45s, 2024			$435,000	450,839

Apple, Inc. sr. unsec. notes 2.1s, 2019			95,000	96,792

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	237,934

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			100,000	108,750

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			225,000	222,750

				1,117,065
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	322,349

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,469

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			16,213	16,566

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			46,505	47,377

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			80,229	90,157

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111			140,000	148,738

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			157,262	174,561

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	167,063

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			29,620	31,398

				1,009,678
Utilities and power (2.6%)

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			11,000	11,660

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			65,000	64,189

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	352,353

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			360,000	369,550

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032			105,000	101,103

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,114,000	991,460

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	583,328

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2019 (Netherlands)			175,000	191,257

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	397,061

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	188,099

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	102,333

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			830,000	867,341

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)			155,000	192,571

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	135,285

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			312,000	234,202

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			40,000	35,380

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019			95,000	87,936

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			270,000	287,468

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			240,000	183,300

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019			530,000	638,028

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			340,000	226,950

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067			830,000	597,600

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	35,786

				6,874,240

Total corporate bonds and notes (cost $76,421,575)				$74,684,876

MORTGAGE-BACKED SECURITIES (23.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.6%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.927s, 2025 (Bermuda)			$542,438	$536,166

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.081s, 2037			19,268	31,647
IFB Ser. 3072, Class SM, 22.236s, 2035			59,525	93,880
IFB Ser. 3072, Class SB, 22.09s, 2035			53,451	84,293
IFB Ser. 3249, Class PS, 20.871s, 2036			37,883	57,579
IFB Ser. 3065, Class DC, 18.584s, 2035			72,086	105,854
IFB Ser. 2990, Class LB, 15.858s, 2034			57,050	73,707
Ser. 3707, Class PI, IO, 4 1/2s, 2025			300,231	26,640
Ser. 4355, Class DI, IO, 4s, 2044			3,572,648	330,827
Ser. 4193, Class PI, IO, 4s, 2043			1,856,605	286,513
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,353,605	404,434
Ser. 4141, Class PI, IO, 3s, 2042			3,200,776	379,356
Ser. 4165, Class TI, IO, 3s, 2042			8,391,545	916,357
Ser. 4206, Class IP, IO, 3s, 2041			2,771,215	299,528
Ser. 3300, PO, zero %, 2037			5,518	4,890
Ser. 3326, Class WF, zero %, 2035			2,042	1,659

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.003s, 2036			49,123	82,940
IFB Ser. 07-53, Class SP, 22.636s, 2037			51,988	84,723
IFB Ser. 05-75, Class GS, 18.971s, 2035			42,983	60,992
IFB Ser. 10-46, Class SB, IO, 6.024s, 2040			632,743	114,076
Ser. 15-4, IO, 4 1/2s, 2045			1,269,664	245,782
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.427s, 2025			190,000	174,626
Ser. 421, Class C6, IO, 4s, 2045			1,632,870	276,158
Ser. 418, Class C24, IO, 4s, 2043			1,939,977	371,293
Ser. 409, Class C16, IO, 4s, 2040			865,941	136,666
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			2,053,017	263,279
Ser. 13-55, Class IK, IO, 3s, 2043			1,858,043	215,161
Ser. 13-1, Class MI, IO, 3s, 2043			2,159,636	212,573
Ser. 13-35, Class IP, IO, 3s, 2042			4,489,537	446,498
Ser. 13-55, Class PI, IO, 3s, 2042			4,543,215	423,337
Ser. 13-23, Class PI, IO, 3s, 2041			5,752,158	458,850
Ser. 14-28, Class AI, IO, 3s, 2040			3,407,798	375,124
FRB Ser. 03-W10, Class 1, IO, 0.753s, 2043(F)			460,499	7,581
Ser. 07-64, Class LO, PO, zero %, 2037			9,059	8,550

Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, 6.025s, 2040			1,997,942	350,739
Ser. 10-35, Class UI, IO, 5s, 2040(F)			751,951	139,894
Ser. 10-9, Class UI, IO, 5s, 2040			927,904	174,322
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			1,245,237	146,315
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,149,496	371,884
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,566,124	263,317
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,331,384	74,860
Ser. 15-40, IO, 4s, 2045			1,952,222	415,257
Ser. 13-24, Class PI, IO, 4s, 2042			898,796	134,377
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,620,857	173,869
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			2,391,446	299,514
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			3,210,742	169,559
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			2,547,671	305,680
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			654,803	79,153
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			1,537,154	219,124
Ser. 13-53, Class PI, IO, 3s, 2041			4,422,918	364,006
Ser. 14-115, Class QI, IO, 3s, 2029			3,892,277	364,901
Ser. 14-44, Class IC, IO, 3s, 2028			5,200,999	493,232
Ser. 13-H08, IO, 2.926s, 2063			5,467,727	461,476
Ser. 15-H26, Class DI, IO, 2.228s, 2065			3,205,286	396,814
Ser. 15-H09, Class AI, IO, 1.997s, 2065			4,164,446	476,829
Ser. 15-H26, Class EI, IO, 1.714s, 2065			3,665,911	390,053
Ser. 15-H25, Class AI, IO, 1.614s, 2065			4,026,898	372,488
Ser. 14-H12, Class BI, IO, 1.541s, 2064			4,637,334	425,244

				14,654,446
Commercial mortgage-backed securities (13.6%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			5,483,681	29,351

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.256s, 2042			44,575	47

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 2023		CAD	1,873,076	1
Ser. 07-CD1A, IO, zero %, 2021		CAD	594,364	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.638s, 2039			$959,000	959,000
FRB Ser. 06-PW11, Class C, 5.638s, 2039			403,000	403,000
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038			4,803,326	67,054

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.282s, 2044			3,807,702	7,893

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.074s, 2044			363,000	323,879
FRB Ser. 11-C2, Class E, 5.76s, 2047			329,000	333,126

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 6.033s, 2049			350,000	348,520
FRB Ser. 13-GC17, Class C, 5.26s, 2046			447,000	456,046
Ser. 14-GC21, Class AS, 4.026s, 2047			749,000	797,648

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.752s, 2049			34,314,375	166,768

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.269s, 2045			2,815,889	258,132

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			824,000	827,214
FRB Ser. 14-CR18, Class C, 4.896s, 2047			1,199,000	1,199,886
FRB Ser. 12-CR1, Class XA, IO, 2.257s, 2045			5,232,343	447,588
FRB Ser. 14-UBS6, Class XA, IO, 1.22s, 2047			10,492,265	647,666
FRB Ser. 13-CR13, Class XA, IO, 1.144s, 2023			9,303,896	446,959

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			489,000	362,038
FRB Ser. 07-C9, Class AJFL, 1.114s, 2049			1,722,000	1,655,910

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.214s, 2049			8,218,942	9,863

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			66,175	71,635
FRB Ser. 03-C3, Class AX, IO, 2.188s, 2038			81,185	10

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.782s, 2039			6,932,531	13,034

DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.643s, 2044			341,000	351,289

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.64s, 2044			447,000	438,060

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.394s, 2049			26,256,006	74,423

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.764s, 2046			9,298,069	763,743

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			983,000	893,950
FRB Ser. 13-GC10, Class E, 4.557s, 2046			650,000	530,556

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.818s, 2045			771,000	773,274
FRB Ser. 14-GC26, Class D, 4.662s, 2047			328,000	266,108

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class XA, IO, 0.973s, 2045			41,161,021	1,317,153

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.567s, 2047			474,000	443,143

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			361,000	364,971
FRB Ser. 07-LD12, Class A3, 6.134s, 2051			31,496	31,467
FRB Ser. 06-LDP7, Class B, 6.106s, 2045			914,000	447,860
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,959,000	1,958,687
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	406,000
FRB Ser. 13-C10, Class C, 4.294s, 2047			758,000	727,756
FRB Ser. 13-C16, Class XA, IO, 1.502s, 2046			13,690,497	734,076
FRB Ser. 06-LDP8, Class X, IO, 0.688s, 2045			1,500,541	3,144
FRB Ser. 06-CB17, Class X, IO, 0.654s, 2043			16,447,860	53,993
FRB Ser. 07-LDPX, Class X, IO, 0.472s, 2049			13,725,582	72,522

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			401,000	384,651
FRB Ser. 12-C6, Class E, 5.365s, 2045			2,169,000	2,045,150
FRB Ser. 12-C8, Class D, 4.814s, 2045			1,932,000	1,825,547
FRB Ser. 07-CB20, Class X1, IO, 0.455s, 2051			5,918,070	27,173

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	123,665

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			153,294	153,284
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			794,019	4,536

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.854s, 2039			25,542,647	83,918
FRB Ser. 07-C2, Class XCL, IO, 0.739s, 2040			5,089,019	29,072
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			60,963	4

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.459s, 2048			373,000	318,572

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.032s, 2050			53,778	53,772

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			89,031	9,304

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AM, 6.082s, 2046			412,000	415,345

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.561s, 2046			353,000	373,839

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 15-C24, Class D, 3.257s, 2048			1,024,000	718,751
FRB Ser. 12-C6, Class XA, IO, 2.232s, 2045			9,165,523	683,748

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.821s, 2042			584,000	604,481
Ser. 07-IQ14, Class A2, 5.61s, 2049			90,208	90,308
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	476,642
Ser. 07-HQ11, Class AJ, 5.508s, 2044			327,000	326,630

Morgan Stanley Capital I Trust 144A FRB Ser. 05-HQ5, Class X1, IO, 0.045s, 2042			1,320,994	119

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			207,607	189,727

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,072,601	1,074,747

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.809s, 2045			4,980,067	428,126

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.95s, 2043			92,000	91,982
FRB Ser. 07-C34, IO, 0.457s, 2046			1,758,250	12,659

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047(F)			446,000	451,221
Ser. 13-C18, Class AS, 4.387s, 2046			765,000	822,375
Ser. 13-UBS1, Class AS, 4.306s, 2046			476,000	508,996
FRB Ser. 13-C14, Class XA, IO, 1.024s, 2046			12,978,007	575,704

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044			558,000	581,090
FRB Ser. 11-C2, Class D, 5.729s, 2044			228,000	239,694
Ser. 11-C4, Class E, 5.265s, 2044			861,000	872,279
FRB Ser. 13-C15, Class D, 4.629s, 2046			316,000	279,312
FRB Ser. 12-C10, Class XA, IO, 1.892s, 2045			6,210,068	508,480
FRB Ser. 13-C12, Class XA, IO, 1.578s, 2048			1,905,634	126,869

				35,996,216
Residential mortgage-backed securities (non-agency) (3.9%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.51s, 2036			1,000,000	797,555
FRB Ser. 15-RR5, Class 2A3, 1.326s, 2046			190,000	142,481
FRB Ser. 15-RR6, Class 3A2, 1.196s, 2046			930,000	765,855

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.302s, 2034			12,196	6,972

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.245s, 2046			485,416	356,659
FRB Ser. 06-OA7, Class 1A2, 1.225s, 2046			1,035,368	823,118
FRB Ser. 06-OA10, Class 4A1, 0.617s, 2046			931,091	693,663

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047(F)			170,000	128,775

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9, 0.942s, 2035			1,539,000	1,290,913

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.927s, 2045			1,526,451	1,289,851
FRB Ser. 05-AR13, Class A1C3, 0.917s, 2045			2,841,284	2,301,661
FRB Ser. 05-AR9, Class A1C3, 0.907s, 2045			1,025,401	932,499
FRB Ser. 05-AR2, Class 2A1B, 0.797s, 2045			766,117	681,615

				10,211,617

Total mortgage-backed securities (cost $63,684,897)				$60,862,279

ASSET-BACKED SECURITIES (4.0%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$2,948,000	$2,948,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			7,687,000	7,687,000

Total asset-backed securities (cost $10,635,000)				$10,635,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$21,271,000	$195,694

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		21,271,000	89,125

Citibank, N.A.

1.775/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.775		21,271,000	104,653

(2.041)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.041		21,271,000	21,484

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		19,143,200	191

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		2,333,000	75,827

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		2,333,000	35,767

Goldman Sachs International

1.725/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.725		21,271,000	145,494

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		23,257,800	127,685

1.7785/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.7785		21,271,000	107,631

(2.095)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/2.095		21,271,000	71,045

(2.0435)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.0435		21,271,000	20,846

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		19,143,200	191

(2.57867)/3 month USD-LIBOR-BBA/Feb-46	Feb-16/2.57867		4,621,700	139

Total purchased swap options outstanding (cost $1,478,055)				$995,772

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$141,613

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	134,982

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	134,678

Total municipal bonds and notes (cost $310,637)				$411,273

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$101.27		$8,000,000	$54,096

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/101.02		8,000,000	44,040

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.25		11,000,000	36,377

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.05		11,000,000	31,669

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/99.63		11,000,000	7,656

Total purchased options outstanding (cost $450,781)				$173,838

SHORT-TERM INVESTMENTS (9.6%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.39%(AFF)		Shares	15,270,365	$15,270,365

U.S. Treasury Bills 0.11%, April 21, 2016(SEG)(SEGSF)(SEGCCS)			$2,080,000	2,078,644

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			1,438,000	1,437,169

U.S. Treasury Bills 0.06%, April 7, 2016(SEG)(SEGSF)(SEGCCS)			719,000	718,641

U.S. Treasury Bills 0.18%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			1,190,000	1,189,882

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGSF)(SEGCCS)			4,490,000	4,489,740

U.S. Treasury Bills 0.01%, February 4, 2016			205,000	204,997

Total short-term investments (cost $25,391,279)				$25,389,438

TOTAL INVESTMENTS

Total investments (cost $380,670,460)(b)				$366,774,898

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $200,812,597) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$228,895	$232,046	$(3,151)
	Canadian Dollar	Sell	4/20/16	406,478	409,539	3,061
	Euro	Sell	3/16/16	543,436	534,626	(8,810)
	Hong Kong Dollar	Sell	5/18/16	666,905	665,082	(1,823)
	Japanese Yen	Buy	2/17/16	1,775,306	1,808,590	(33,284)
	Japanese Yen	Sell	2/17/16	1,775,306	1,792,406	17,100
	Mexican Peso	Buy	4/20/16	438,285	467,105	(28,820)
	New Taiwan Dollar	Buy	2/17/16	8,609	8,572	37
	New Taiwan Dollar	Sell	2/17/16	8,609	8,813	204
	New Zealand Dollar	Buy	4/20/16	425,130	442,089	(16,959)
	Norwegian Krone	Sell	3/16/16	636,771	634,923	(1,848)
	Swedish Krona	Buy	3/16/16	322,970	327,071	(4,101)
Barclays Bank PLC
	Australian Dollar	Sell	4/20/16	35,117	35,610	493
	British Pound	Buy	3/16/16	330,459	351,668	(21,209)
	Canadian Dollar	Sell	4/20/16	1,044,751	1,046,160	1,409
	Czech Koruna	Sell	3/16/16	523,789	516,223	(7,566)
	Euro	Buy	3/16/16	1,055,638	1,061,360	(5,722)
	Japanese Yen	Buy	2/17/16	5,361,034	5,439,522	(78,488)
	Japanese Yen	Sell	2/17/16	5,361,034	5,432,294	71,260
	Mexican Peso	Sell	4/20/16	124,823	119,902	(4,921)
	New Zealand Dollar	Buy	4/20/16	350,805	359,646	(8,841)
	Norwegian Krone	Sell	3/16/16	320,493	323,095	2,602
	Singapore Dollar	Sell	2/17/16	448,443	444,089	(4,354)
	Swedish Krona	Sell	3/16/16	682,606	688,455	5,849
	Swiss Franc	Buy	3/16/16	110,995	104,198	6,797
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	11,212	11,364	(152)
	British Pound	Buy	3/16/16	447,452	443,670	3,782
	Canadian Dollar	Sell	4/20/16	355,151	357,903	2,752
	Danish Krone	Sell	3/16/16	135,019	130,796	(4,223)
	Euro	Sell	3/16/16	7,851,568	7,715,904	(135,664)
	Japanese Yen	Buy	2/17/16	1,151,658	1,136,198	15,460
	Japanese Yen	Sell	2/17/16	1,151,658	1,148,729	(2,929)
	Mexican Peso	Sell	4/20/16	11,823	1,793	(10,030)
	New Zealand Dollar	Buy	4/20/16	1,020,957	1,027,416	(6,459)
	Norwegian Krone	Sell	3/16/16	139,775	140,266	491
	Singapore Dollar	Buy	2/17/16	684,946	684,151	795
	Singapore Dollar	Sell	2/17/16	684,946	687,411	2,465
	South African Rand	Buy	4/20/16	668,232	662,152	6,080
	Thai Baht	Buy	2/17/16	311,997	311,222	775
Credit Suisse International
	Australian Dollar	Buy	4/20/16	29,758	2,023	27,735
	British Pound	Sell	3/16/16	636,550	672,251	35,701
	Canadian Dollar	Sell	4/20/16	640,129	645,354	5,225
	Euro	Sell	3/16/16	4,062,049	3,971,955	(90,094)
	Hong Kong Dollar	Sell	2/17/16	672,913	671,657	(1,256)
	Hong Kong Dollar	Sell	5/18/16	666,905	665,150	(1,755)
	Indian Rupee	Buy	2/17/16	687,118	700,598	(13,480)
	Indian Rupee	Sell	2/17/16	687,118	695,289	8,171
	Japanese Yen	Buy	2/17/16	25,886,161	26,249,311	(363,150)
	Japanese Yen	Sell	2/17/16	25,886,161	26,247,510	361,349
	New Taiwan Dollar	Buy	2/17/16	1,360,756	1,348,069	12,687
	New Taiwan Dollar	Sell	2/17/16	1,360,756	1,362,694	1,938
	New Zealand Dollar	Buy	4/20/16	194,290	201,797	(7,507)
	Norwegian Krone	Sell	3/16/16	478,506	455,141	(23,365)
Deutsche Bank AG
	British Pound	Buy	3/16/16	176,843	176,574	269
	Canadian Dollar	Sell	4/20/16	468,514	472,156	3,642
	Euro	Sell	3/16/16	9,169,325	8,990,700	(178,625)
	Israeli Shekel	Sell	4/20/16	97,942	98,822	880
	Japanese Yen	Sell	2/17/16	652,042	645,030	(7,012)
	New Zealand Dollar	Buy	4/20/16	677,694	679,503	(1,809)
	Norwegian Krone	Sell	3/16/16	63,981	64,203	222
	Polish Zloty	Sell	3/16/16	1,298,426	1,307,185	8,759
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	119,242	120,898	(1,656)
	British Pound	Sell	3/16/16	286,568	302,192	15,624
	Canadian Dollar	Sell	4/20/16	1,043,466	1,035,789	(7,677)
	Euro	Sell	3/16/16	7,793,764	7,648,974	(144,790)
	Japanese Yen	Sell	2/17/16	652,042	673,000	20,958
	New Taiwan Dollar	Buy	2/17/16	681,029	677,518	3,511
	New Taiwan Dollar	Sell	2/17/16	681,029	690,768	9,739
	New Zealand Dollar	Buy	4/20/16	1,331,795	1,338,954	(7,159)
	Norwegian Krone	Buy	3/16/16	575,841	554,411	21,430
	Singapore Dollar	Sell	2/17/16	1,544	10,738	9,194
	South African Rand	Buy	4/20/16	668,232	665,489	2,743
	Swedish Krona	Sell	3/16/16	673,215	677,255	4,040
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/16	368,940	373,853	(4,913)
	British Pound	Sell	3/16/16	706,944	740,512	33,568
	Canadian Dollar	Buy	4/20/16	14,563	14,675	(112)
	Euro	Sell	3/16/16	1,438,461	1,426,616	(11,845)
	Hong Kong Dollar	Sell	5/18/16	666,044	664,292	(1,752)
	New Zealand Dollar	Buy	4/20/16	286,794	297,763	(10,969)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	195,188	197,915	2,727
	British Pound	Buy	3/16/16	806,980	817,802	(10,822)
	Canadian Dollar	Sell	4/20/16	1,733,780	1,725,291	(8,489)
	Euro	Buy	3/16/16	15,631,992	15,785,348	(153,356)
	Hong Kong Dollar	Sell	2/17/16	672,900	671,687	(1,213)
	Indian Rupee	Buy	2/17/16	694,457	707,934	(13,477)
	Indian Rupee	Sell	2/17/16	694,457	691,821	(2,636)
	Japanese Yen	Sell	2/17/16	379,153	392,105	12,952
	Malaysian Ringgit	Buy	2/17/16	420,282	404,934	15,348
	Mexican Peso	Sell	4/20/16	7,952	8,285	333
	New Taiwan Dollar	Buy	2/17/16	689,218	686,810	2,408
	New Taiwan Dollar	Sell	2/17/16	689,218	705,496	16,278
	New Zealand Dollar	Buy	4/20/16	700,901	700,759	142
	Norwegian Krone	Sell	3/16/16	792,965	791,676	(1,289)
	Russian Ruble	Buy	3/16/16	60,214	66,577	(6,363)
	Singapore Dollar	Sell	2/17/16	684,876	690,401	5,525
	South African Rand	Sell	4/20/16	787,156	797,252	10,096
	South Korean Won	Buy	2/17/16	536,118	553,967	(17,849)
	South Korean Won	Sell	5/18/16	661,413	659,485	(1,928)
	Swedish Krona	Sell	3/16/16	969,518	968,346	(1,172)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	146,250	152,832	(6,582)
	British Pound	Buy	3/16/16	1,236,619	1,283,228	(46,609)
	Canadian Dollar	Sell	4/20/16	547,754	532,917	(14,837)
	Euro	Sell	3/16/16	1,878,980	1,840,082	(38,898)
	Japanese Yen	Buy	2/17/16	654,186	630,440	23,746
	New Zealand Dollar	Buy	4/20/16	954,948	1,001,593	(46,645)
	Norwegian Krone	Sell	3/16/16	1,029,557	1,018,882	(10,675)
	South Korean Won	Buy	2/17/16	7,500	7,884	(384)
	South Korean Won	Sell	2/17/16	7,500	7,489	(11)
	Swedish Krona	Sell	3/16/16	1,030,249	1,037,359	7,110
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	599,950	608,024	(8,074)
	Brazilian Real	Buy	4/4/16	15,924	15,841	83
	British Pound	Buy	3/16/16	129,248	137,417	(8,169)
	Canadian Dollar	Sell	4/20/16	530,478	523,928	(6,550)
	Euro	Buy	3/16/16	21,039	19,461	1,578
	Israeli Shekel	Buy	4/20/16	64,494	65,093	(599)
	Japanese Yen	Buy	2/17/16	11,029,740	11,188,045	(158,305)
	Japanese Yen	Sell	2/17/16	11,029,740	11,190,539	160,799
	South Korean Won	Buy	2/17/16	679,413	678,331	1,082
	South Korean Won	Sell	2/17/16	679,413	695,462	16,049
	Turkish Lira	Buy	3/16/16	160,434	161,086	(652)
UBS AG
	Australian Dollar	Buy	4/20/16	344,612	349,357	(4,745)
	British Pound	Sell	3/16/16	668,897	705,353	36,456
	Canadian Dollar	Buy	4/20/16	227,797	237,355	(9,558)
	Israeli Shekel	Buy	4/20/16	101	102	(1)
	Japanese Yen	Buy	2/17/16	704,498	705,180	(682)
	Japanese Yen	Sell	2/17/16	704,498	720,187	15,689
	New Zealand Dollar	Buy	4/20/16	412,044	427,836	(15,792)
	Norwegian Krone	Sell	3/16/16	11,548	11,588	40
WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	681,960	673,000	(8,960)
	Canadian Dollar	Sell	4/20/16	684,745	689,963	5,218
	Euro	Sell	3/16/16	1,115,177	1,090,340	(24,837)
	Japanese Yen	Buy	2/17/16	331,434	338,860	(7,426)
	Japanese Yen	Sell	2/17/16	331,434	336,425	4,991
	New Zealand Dollar	Sell	4/20/16	85,155	88,431	3,276
	South Korean Won	Buy	2/17/16	815,451	856,728	(41,277)
	South Korean Won	Sell	2/17/16	815,451	813,340	(2,111)

Total						$(878,530)

FUTURES CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	13	$1,190,694	Mar-16	$25,436
Canadian Government Bond 10 yr (Long)	7	713,741	Mar-16	23,015
Euro-Bobl 5 yr (Short)	41	5,881,920	Mar-16	(25,863)
Euro-Bund 10 yr (Long)	17	3,008,271	Mar-16	57,600
Euro-Bund 10 yr (Short)	35	6,193,499	Mar-16	(119,142)
Euro-Buxl 30 yr (Short)	7	1,233,164	Mar-16	(61,896)
Euro-Schatz 2 yr (Short)	49	5,935,863	Mar-16	(3,838)
Japanese Government Bond 10 yr (Long)	11	13,667,204	Mar-16	154,423
Japanese Government Bond 10 yr (Short)	10	12,424,731	Mar-16	(140,458)
Japanese Government Bond 10 yr Mini (Long)	20	2,485,772	Mar-16	28,844
U.K. Gilt 10 yr (Long)	31	5,314,760	Mar-16	140,396
U.S. Treasury Bond 30 yr (Long)	106	17,069,313	Mar-16	781,183
U.S. Treasury Bond Ultra 30 yr (Long)	55	9,140,313	Mar-16	463,430
U.S. Treasury Note 2 yr (Short)	3	655,875	Mar-16	(3,068)
U.S. Treasury Note 5 yr (Short)	47	5,671,578	Mar-16	(96,836)
U.S. Treasury Note 10 yr (Long)	111	14,383,172	Mar-16	298,998
U.S. Treasury Note 10 yr (Short)	116	15,031,063	Mar-16	(360,918)
U.S. Treasury Note Ultra 10 yr (Long)	2	279,188	Mar-16	3,527

Total				$1,164,833

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $2,154,155) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475		$10,635,500	$103,483
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475		10,635,500	200,054
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587		19,143,200	77
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387		19,143,200	172
1.908/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908		10,635,500	36,692
(1.908)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908		10,635,500	125,286
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515		2,333,000	146,747
Goldman Sachs International

1.61017/6 month EUR-EURIBOR-Reuters/Feb-46	Feb-16/1.61017	EUR	4,621,700	5
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625		$38,286,400	383
1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399		23,257,800	1,628
1.911/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911		10,635,500	35,735
1.91/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91		10,635,500	88,062
(1.911)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911		10,635,500	127,413
(1.91)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91		10,635,500	159,533
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		3,723,000	438,007

Total				$1,463,277

WRITTEN OPTIONS OUTSTANDING at 1/31/16 (premiums $450,781) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$100.54	$8,000,000	$29,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.29	8,000,000	24,048
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.81	8,000,000	16,504
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.56	8,000,000	13,416
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.50	11,000,000	19,195
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.30	11,000,000	16,368
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.75	11,000,000	10,461
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.55	11,000,000	8,778
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.84	11,000,000	3,300
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	11,000,000	1,408

Total			$142,478

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$2,431,975	$(59,591)	$28,430
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	2,431,975	(61,794)	16,659
1.1925/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.1925	29,611,600	(85,874)	4,465
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	4,764,600	(31,504)	(6,213)
(1.5075)/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.5075	29,611,600	(85,874)	(6,689)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	9,529,300	(66,943)	(16,343)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	2,431,975	(64,710)	(51,132)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	2,431,975	(68,095)	(56,483)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	10,652,100	70,570	65,936
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	10,652,100	68,096	62,581
1.35/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	14,805,800	85,874	5,157
(1.35)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	14,805,800	85,874	(7,327)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	9,529,300	29,179	(11,626)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	19,058,600	60,987	(20,964)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	10,652,100	61,327	(50,065)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	10,652,100	60,717	(65,297)

Total			$(1,761)	$(108,911)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/16 (proceeds receivable $51,316,367) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, February 1, 2046	$16,000,000	2/11/16	$16,756,563
Federal National Mortgage Association, 3s, February 1, 2046	34,000,000	2/11/16	34,698,595

Total			$51,455,158

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	8,034,000,000	$—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	$311,350
KRW	981,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	19,218
JPMorgan Chase Bank N.A.
BRL	15,738,467	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(102,384)
MXN	18,821,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	16,634
MXN	11,367,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	8,964

Total		$—	$253,782

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$34,000,000		$1,025,779	3/18/22	2.50%	3 month USD-LIBOR-BBA	$(1,424,957)
		4,569,000		(23,792)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	163,623
		4,569,000		62,562	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(228,371)
		4,569,000		(40,240)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	198,911
		17,738,400		(104,004)	10/9/25	3 month USD-LIBOR-BBA	2.155%	610,936
		8,869,200		103,653	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(394,049)
		8,869,200		(58,822)	10/28/25	3 month USD-LIBOR-BBA	2.055%	205,832
		4,434,600		56,509	10/28/25	2.235%	3 month USD-LIBOR-BBA	(151,095)
		17,738,400		(127,952)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	438,931
		8,869,200		123,165	10/28/25	2.2625%	3 month USD-LIBOR-BBA	(315,025)
		8,869,200		(57,767)	10/29/25	3 month USD-LIBOR-BBA	2.12%	261,935
		4,434,600		57,591	10/29/25	2.31%	3 month USD-LIBOR-BBA	(181,752)
		13,303,800		(83,990)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	334,042
		6,651,900		83,726	10/27/25	2.25%	3 month USD-LIBOR-BBA	(237,419)
		6,651,900		55,123	9/29/25	2.235%	3 month USD-LIBOR-BBA	(266,726)
		5,162,000		(68)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(214,276)
		2,911,000		(38)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(95,387)
		11,730,000		(155)	10/1/25	2.02%	3 month USD-LIBOR-BBA	(328,679)
		2,800,000		(37)	10/5/25	3 month USD-LIBOR-BBA	2.021%	77,894
		718,000		(9)	10/6/25	1.945%	3 month USD-LIBOR-BBA	(14,816)
		718,000		(9)	10/6/25	1.939%	3 month USD-LIBOR-BBA	(14,407)
		1,354,000		(18)	10/7/25	2.0085%	3 month USD-LIBOR-BBA	(35,955)
		4,005,100		(53)	10/28/25	2.013%	3 month USD-LIBOR-BBA	(103,710)
		1,330,400		(18)	10/28/25	2.044%	3 month USD-LIBOR-BBA	(38,379)
		9,660,300		77,155	12/2/25	2.119%	3 month USD-LIBOR-BBA	(241,998)
		3,805,000		(50)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(144,989)
		62,765,000	(E)	(102,106)	3/16/21	1.70%	3 month USD-LIBOR-BBA	(1,261,378)
		22,569,000	(E)	96,835	3/16/26	2.20%	3 month USD-LIBOR-BBA	(684,279)
		7,610,000		56,975	12/7/25	3 month USD-LIBOR-BBA	2.14%	320,637
		10,146,500		79,516	12/9/25	3 month USD-LIBOR-BBA	2.245%	(370,656)
		2,079,000		(27)	11/12/25	3 month USD-LIBOR-BBA	2.2195%	90,844
		2,670,000		(35)	11/24/25	2.09%	3 month USD-LIBOR-BBA	(82,318)
		3,381,100		(45)	12/1/25	3 month USD-LIBOR-BBA	2.115%	110,591
		3,805,000		(50)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(142,283)
		1,451,000		(19)	12/9/25	3 month USD-LIBOR-BBA	2.14%	50,019
		1,451,000		(19)	12/9/25	3 month USD-LIBOR-BBA	2.11%	45,923
		8,641,000	(E)	44,075	3/16/46	2.65%	3 month USD-LIBOR-BBA	(657,748)
		70,767,000	(E)	69,326	3/16/18	1.20%	3 month USD-LIBOR-BBA	(384,289)
		1,780,020		(24)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	57,412
		5,796,200		(77)	12/30/25	3 month USD-LIBOR-BBA	2.195%	221,844
		6,440,900		(24)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	46,701
		2,638,300		(25)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(65,228)
		4,859,200		(18)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	35,436
		6,440,900		(24)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	46,300
		2,638,300		(25)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(65,549)
		2,638,300		(25)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(65,951)
		11,300,100		(42)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	82,290
		6,440,900		(24)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	46,033
		2,638,300		(25)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(63,486)
		1,698,000		(58)	1/4/46	2.6555%	3 month USD-LIBOR-BBA	(146,740)
		4,173,000		(55)	1/4/26	3 month USD-LIBOR-BBA	2.223%	169,165
		3,250,000		(12)	1/19/18	0.9855%	3 month USD-LIBOR-BBA	(9,713)
		1,266,000		(12)	1/19/21	3 month USD-LIBOR-BBA	1.451%	10,559
		586,000		(8)	1/19/26	1.938%	3 month USD-LIBOR-BBA	(7,598)
		115,000		(4)	1/19/46	3 month USD-LIBOR-BBA	2.3835%	2,654
		8,007,400		(106)	1/26/26	3 month USD-LIBOR-BBA	1.92%	87,363
		7,664,200		(55)	1/25/26	3 month USD-LIBOR-BBA	1.9175%	82,176
		8,735,300		(115)	1/26/26	3 month USD-LIBOR-BBA	1.93%	103,528
	AUD	795,000		(6)	10/10/23	6 month AUD-BBR-BBSW	4.49%	80,012
	AUD	7,325,000		(20)	10/22/17	1.975%	3 month AUD-BBR-BBSW	6,214
	AUD	7,741,000		(21)	10/8/17	1.9725%	3 month AUD-BBR-BBSW	8,124
	AUD	7,201,000		(19)	11/9/17	3 month AUD-BBR-BBSW	2.0475%	(1,359)
	AUD	7,497,000		(20)	11/12/17	3 month AUD-BBR-BBSW	2.058%	(699)
	AUD	11,180,000		(64)	11/18/20	2.575%	6 month AUD-BBR-BBSW	(92,742)
	AUD	1,896,000		(18)	11/18/25	6 month AUD-BBR-BBSW	3.06%	40,655
	AUD	7,339,000		(20)	11/18/17	3 month AUD-BBR-BBSW	2.1275%	6,833
	AUD	1,326,000		(12)	11/18/25	6 month AUD-BBR-BBSW	3.0425%	26,953
	AUD	2,648,000		(15)	11/19/20	6 month AUD-BBR-BBSW	2.5475%	19,384
	AUD	2,017,000		(19)	11/26/25	6 month AUD-BBR-BBSW	3.0175%	37,392
	AUD	2,989,000		(17)	12/16/20	6 month AUD-BBR-BBSW	2.6125%	26,797
	AUD	9,027,000		(23)	1/20/18	3 month AUD-BBR-BBSW	2.0525%	1,657
	AUD	7,834,000		(21)	12/23/17	3 month AUD-BBR-BBSW	2.185%	13,685
	AUD	2,538,000		(15)	12/30/20	2.57%	6 month AUD-BBR-BBSW	(18,617)
	AUD	3,779,000		(10)	1/5/18	2.1275%	3 month AUD-BBR-BBSW	(4,010)
	AUD	4,355,000		(11)	1/11/18	2.1675%	3 month AUD-BBR-BBSW	(7,332)
	AUD	159,000		—	1/28/18	2.061%	3 month AUD-BBR-BBSW	(54)
	AUD	78,000		(1)	1/28/26	2.77%	6 month AUD-BBR-BBSW	(115)
	AUD	2,477,000		(14)	1/28/21	6 month AUD-BBR-BBSW	2.38%	2,266
	CAD	18,978,000		(28,467)	6/17/17	3 month CAD-BA-CDOR	0.92%	17,054
	CAD	1,770,000		(11)	4/15/20	3 month CAD-BA-CDOR	1.21%	19,438
	CAD	1,580,000		(17)	4/15/25	3 month CAD-BA-CDOR	1.80%	31,493
	CAD	1,340,000		(37)	4/15/45	3 month CAD-BA-CDOR	2.36%	36,473
	CAD	480,000		(5)	4/17/25	1.89%	3 month CAD-BA-CDOR	(12,358)
	CAD	1,918,000		(20)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(52,974)
	CAD	1,702,000		(18)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(44,234)
	CAD	2,050,000		(22)	5/21/25	3 month CAD-BA-CDOR	2.1875%	89,761
	CAD	1,272,000		(14)	6/29/25	3 month CAD-BA-CDOR	2.255%	59,560
	CAD	778,000		(8)	6/29/25	3 month CAD-BA-CDOR	2.27%	37,187
	CAD	9,489,000		(27)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(3,370)
	CAD	5,241,000		(15)	10/7/17	3 month CAD-BA-CDOR	0.822%	8,182
	CAD	10,100,000		(29)	10/7/17	3 month CAD-BA-CDOR	0.82%	15,505
	CAD	8,404,000		(24)	10/23/17	3 month CAD-BA-CDOR	0.81%	11,717
	CAD	8,701,000		(25)	10/23/17	3 month CAD-BA-CDOR	0.805%	11,484
	CAD	8,138,000		(50)	11/5/20	1.30%	3 month CAD-BA-CDOR	(107,852)
	CAD	6,650,000		(19)	11/16/17	0.874%	3 month CAD-BA-CDOR	(15,652)
	CAD	1,352,000		(13)	11/18/25	3 month CAD-BA-CDOR	1.985%	38,362
	CAD	1,520,000		(15)	12/10/25	3 month CAD-BA-CDOR	1.88375%	31,411
	CAD	6,748,000		(68)	11/2/25	1.965%	3 month CAD-BA-CDOR	(185,961)
	CAD	2,689,000		(16)	11/6/20	3 month CAD-BA-CDOR	1.36%	41,308
	CAD	2,968,000		(18)	11/13/20	1.295%	3 month CAD-BA-CDOR	(38,630)
	CAD	2,975,000		(18)	11/25/20	3 month CAD-BA-CDOR	1.225%	30,852
	CAD	1,397,000		(14)	11/27/25	3 month CAD-BA-CDOR	1.86875%	28,101
	CAD	11,105,000		(31)	11/30/17	3 month CAD-BA-CDOR	0.89%	28,853
	CAD	2,739,000		(16)	12/1/20	3 month CAD-BA-CDOR	1.1575%	21,641
	CAD	8,915,000		(25)	12/3/17	3 month CAD-BA-CDOR	0.91%	25,720
	CAD	5,225,000		(14)	12/16/17	0.825%	3 month CAD-BA-CDOR	(8,883)
	CAD	5,244,000		(14)	12/16/17	0.8325%	3 month CAD-BA-CDOR	(9,476)
	CAD	2,985,000		(17)	1/29/21	3 month CAD-BA-CDOR	0.9575%	(126)
	CAD	2,254,000		(13)	12/24/20	1.1575%	3 month CAD-BA-CDOR	(17,072)
	CAD	1,563,000		(15)	1/5/26	3 month CAD-BA-CDOR	1.865%	28,693
	CAD	6,149,000		(16)	1/12/18	0.68%	3 month CAD-BA-CDOR	2,603
	CAD	4,057,000		(23)	1/13/21	0.9665%	3 month CAD-BA-CDOR	(2,183)
	CAD	2,888,000		(16)	1/21/21	0.8975%	3 month CAD-BA-CDOR	5,784
	CAD	9,240,000		(25)	1/22/18	0.75625%	3 month CAD-BA-CDOR	(6,115)
	CAD	350,000		(3)	1/27/26	1.631%	3 month CAD-BA-CDOR	(567)
	CAD	1,068,000		(3)	1/27/18	3 month CAD-BA-CDOR	0.73%	289
	CAD	445,000		(3)	1/27/21	3 month CAD-BA-CDOR	0.9875%	470
	CAD	9,921,000		(26)	1/29/18	3 month CAD-BA-CDOR	0.70617%	(696)
	CHF	938,000		(12)	2/24/24	6 month CHF-LIBOR-BBA	1.355%	129,569
	CHF	7,360,000		(29)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	6,040
	CHF	1,450,000		(20)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	44,458
	CHF	1,450,000		(21)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(54,474)
	CHF	7,360,000		(30)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	(6,111)
	CHF	762,000		(11)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(27,714)
	CHF	2,011,000		(17)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	(17,598)
	CHF	1,234,000		(10)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	(10,671)
	CHF	1,482,000		(21)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	29,631
	CHF	7,402,000		(29)	10/9/17	0.685%	6 month CHF-LIBOR-BBA	11,592
	CHF	2,940,000		(24)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	(25,802)
	CHF	1,335,000		(11)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	(10,661)
	CHF	5,068,000		(20)	10/15/17	0.678%	6 month CHF-LIBOR-BBA	8,642
	CHF	787,000		(10)	11/9/25	6 month CHF-LIBOR-BBA	0.0875%	11,004
	CHF	838,000		(7)	11/11/20	6 month CHF-LIBOR-BBA	0.545%	(457)
	CHF	379,000		(5)	11/12/25	6 month CHF-LIBOR-BBA	0.04%	3,551
	CHF	411,000		(5)	11/12/25	6 month CHF-LIBOR-BBA	0.0325%	3,543
	CHF	3,390,000		(13)	11/19/17	6 month CHF-LIBOR-BBA	0.91%	8,058
	CHF	4,109,000		(15)	11/24/17	6 month CHF-LIBOR-BBA	0.90%	8,625
	CHF	1,846,000		(15)	11/25/20	6 month CHF-LIBOR-BBA	0.56%	478
	CHF	5,351,000		(20)	11/26/17	6 month CHF-LIBOR-BBA	0.89375%	10,604
	CHF	3,313,000		(12)	12/2/17	6 month CHF-LIBOR-BBA	0.9275%	8,503
	CHF	131,000		(2)	12/31/25	0.2125%	6 month CHF-LIBOR-BBA	(3,216)
	CHF	1,695,000		(14)	12/32/20	0.3475%	6 month CHF-LIBOR-BBA	15,519
	CHF	4,084,000		(15)	1/6/18	6 month CHF-LIBOR-BBA	0.6525%	(9,447)
	CHF	1,443,000		(12)	1/8/21	6 month CHF-LIBOR-BBA	0.3875%	(9,958)
	CHF	714,000		(9)	1/11/26	0.1625%	6 month CHF-LIBOR-BBA	(13,558)
	CHF	4,092,000		(15)	1/18/18	0.7375%	6 month CHF-LIBOR-BBA	2,256
	CHF	5,139,000		(19)	1/22/18	0.7575%	6 month CHF-LIBOR-BBA	732
	CHF	1,064,000		(4)	1/29/18	6 month CHF-LIBOR-BBA	0.725%	(863)
	CHF	34,000		—	1/29/21	0.455%	6 month CHF-LIBOR-BBA	103
	CHF	25,000		—	1/29/26	0.0425%	6 month CHF-LIBOR-BBA	(156)
	EUR	11,826,000	(E)	(82,713)	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	311,869
	EUR	798,000	(E)	(14,306)	3/16/21	6 month EUR-EURIBOR-REUTERS	0.50%	3,657
	EUR	125,000	(E)	969	3/16/46	6 month EUR-EURIBOR-REUTERS	1.50%	9,277
	EUR	13,494,000	(E)	(94,017)		6 month EUR-EURIBOR-REUTERS	0.25%	34,768
	GBP	542,000	(E)	(35,520)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	11,444
	GBP	2,265,000	(E)	44,034	3/16/21	1.75%	6 month GBP-LIBOR-BBA	(47,495)
	GBP	22,534,000	(E)	299,856	3/16/18	1.50%	6 month GBP-LIBOR-BBA	(150,629)
	JPY	411,000,000		(103)	9/15/41	6 month JPY-LIBOR-BBA	1.768%	643,266
	JPY	328,100,000		(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	(508,831)
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(178,293)
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	76,942
	JPY	63,733,000		(9)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	38,348
	JPY	81,627,000		(20)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	32,555
	JPY	63,733,000		(10)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(22,754)
	JPY	81,627,000		(22)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(20,872)
	NOK	6,610,000		(10)	1/6/26	6 month NOK-NIBOR-NIBR	1.81%	14,073
	NOK	11,269,000		(10)	1/21/21	1.175%	6 month NOK-NIBOR-NIBR	(4,026)
	NOK	538,000		(1)	1/29/21	6 month NOK-NIBOR-NIBR	1.1787%	189
	NOK	18,554,000		(8)	12/28/17	0.945%	6 month NOK-NIBOR-NIBR	(2,599)
	NOK	12,462,000		13	12/22/20	1.255%	6 month NOK-NIBOR-NIBR	(11,230)
	NOK	42,201,000		(916)	12/22/17	6 month NOK-NIBOR-NIBR	0.93%	4,087
	NOK	38,867,000		3,593	12/22/25	6 month NOK-NIBOR-NIBR	1.86%	108,620
	NOK	17,591,000		(8)	12/31/17	0.935%	6 month NOK-NIBOR-NIBR	(2,401)
	NOK	5,457,000		(8)	1/8/26	1.775%	6 month NOK-NIBOR-NIBR	(9,494)
	NOK	11,803,000		(11)	1/11/21	1.155%	6 month NOK-NIBOR-NIBR	(3,669)
	NOK	22,027,000		(9)	1/11/18	0.87%	6 month NOK-NIBOR-NIBR	31
	NOK	27,123,000		(11)	1/12/18	0.885%	6 month NOK-NIBOR-NIBR	(885)
	NOK	7,260,000		(11)	1/22/26	1.685%	6 month NOK-NIBOR-NIBR	(4,890)
	NOK	123,000		—	1/29/26	1.685%	6 month NOK-NIBOR-NIBR	(78)
	NOK	6,050,000		(3)	1/29/18	6 month NOK-NIBOR-NIBR	0.8925%	44
	NZD	4,334,000		(11)	1/13/18	2.775%	3 month NZD-BBR-FRA	(7,790)
	NZD	2,210,000		(5)	1/13/18	2.7675%	3 month NZD-BBR-FRA	(3,766)
	NZD	9,872,000		(52)	1/15/21	3.11%	3 month NZD-BBR-FRA	(50,293)
	NZD	999,000		(9)	2/2/26	3.41%	3 month NZD-BBR-FRA	101
	NZD	3,436,000		(8)	1/14/18	3 month NZD-BBR-FRA	2.7475%	4,930
	NZD	3,520,000		(19)	1/14/21	3.12%	3 month NZD-BBR-FRA	(18,945)
	NZD	16,331,000		(40)	1/15/18	2.7525%	3 month NZD-BBR-FRA	(25,026)
	NZD	3,007,000		(26)	1/15/26	3 month NZD-BBR-FRA	3.575%	28,142
	NZD	1,031,000		(6)	1/27/21	3 month NZD-BBR-FRA	3.00%	1,700
	NZD	3,324,000		(8)	1/27/18	3 month NZD-BBR-FRA	2.66%	1,325
	NZD	53,000		—	1/29/26	3.4225%	3 month NZD-BBR-FRA	(44)
	NZD	189,000		(1)	1/29/21	3 month NZD-BBR-FRA	2.99%	281
	NZD	578,000		(1)	1/29/18	3 month NZD-BBR-FRA	2.66%	328
	SEK	22,435,000		(22)	10/9/20	0.5036%	3 month SEK-STIBOR-SIDE	(29,368)
	SEK	10,679,000		(10)	10/23/20	0.498%	3 month SEK-STIBOR-SIDE	(12,630)
	SEK	14,676,000		(22)	11/12/25	3 month SEK-STIBOR-SIDE	1.4375%	39,116
	SEK	5,840,000		(9)	11/27/25	3 month SEK-STIBOR-SIDE	1.3125%	6,671
	SEK	9,869,000		(9)	12/3/20	3 month SEK-STIBOR-SIDE	0.4075%	5,515
	SEK	4,901,000		(8)	12/9/25	3 month SEK-STIBOR-SIDE	1.5075%	15,892
	SEK	11,240,000		(11)	12/14/20	3 month SEK-STIBOR-SIDE	0.54%	14,296
	SEK	10,775,000		(10)	1/7/21	0.685%	3 month SEK-STIBOR-SIDE	(20,906)
	SEK	10,791,000		(10)	1/12/21	3 month SEK-STIBOR-SIDE	0.5812%	14,143
	SEK	10,607,000		(10)	1/25/21	0.435%	3 month SEK-STIBOR-SIDE	(3,887)
	SEK	181,000		—	1/29/21	3 month SEK-STIBOR-SIDE	0.45125%	80
	SEK	1,153,000		(2)	1/29/26	1.335%	3 month SEK-STIBOR-SIDE	(930)

	Total			$1,482,223	$(3,884,610)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$471,870	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(7,137)
Barclays Bank PLC
	157,725	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,411)
	1,714,641	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25,935)
	3,356	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16)
	375,074	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,494
	748,170	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,975
	61,292	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(293)
	597,775	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(7,887)
	252,625	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,333)
	320,043	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,523)
	574,337	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,220
	238,292	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,258
	1,689,098	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,778)
	596,535	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,816
	8,883,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	43,319
	1,493,102	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,877)
EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(5,923)
EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(2,368)
EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(2,806)
Citibank, N.A.
	$155,633	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	759
Credit Suisse International
	674,556	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	4,695
	419,011	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,267
	1,084,697	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,407)
	349,726	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,055)
	96,482	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,319)
	938,498	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,888)
	824,199	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,588)
	806,124	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,302)
Goldman Sachs International
	129,051	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(869)
	22,789	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(108)
	391,564	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,984)
	391,564	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,984)
	1,282,708	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,402)
	471,952	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,359)
	32,740	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(129)
	39,277	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(155)
	741,840	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,920)
	1,105,765	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,900)
	582,271	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,899)
	730,291	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,046)
	690,984	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,686
	419,601	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,737)
	2,131,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(92,805)
	875,478	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,653)
	817,978	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,463)
EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(37,899)
EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(12,516)
EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	874
EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(2,289)
EUR	1,446,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(9,179)
EUR	886,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	998
GBP	1,234,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	39,821
JPMorgan Chase Bank N.A.
	$729,956	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,041)
	690,984	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,686
EUR	723,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(7,455)
EUR	723,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(6,737)
EUR	947,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	800
EUR	780,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	879

Total		$—	$(303,828)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$(821)
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	(2,566)
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	(4,872)
	CMBX NA BBB- Index	BBB-/P	10,317	181,000	5/11/63	300 bp	(5,867)
	Credit Suisse International
	CMBX NA BB Index	—	(25,805)	1,462,000	5/11/63	(500 bp)	161,809
	CMBX NA BBB- Index	BBB-/P	10,394	718,000	5/11/63	300 bp	(53,808)
	CMBX NA BBB- Index	BBB-/P	16,785	1,278,000	5/11/63	300 bp	(97,491)
	CMBX NA BBB- Index	BBB-/P	14,592	1,332,000	5/11/63	300 bp	(104,512)
	CMBX NA BBB- Index	BBB-/P	1,333	51,000	1/17/47	300 bp	(5,292)
	CMBX NA BBB- Index	BBB-/P	3,622	90,000	1/17/47	300 bp	(8,070)
	CMBX NA BBB- Index	BBB-/P	2,623	91,000	1/17/47	300 bp	(9,199)
	CMBX NA BBB- Index	BBB-/P	3,923	93,000	1/17/47	300 bp	(8,159)
	CMBX NA BBB- Index	BBB-/P	7,926	135,000	1/17/47	300 bp	(9,613)
	CMBX NA BBB- Index	BBB-/P	6,576	157,000	1/17/47	300 bp	(13,821)
	CMBX NA BBB- Index	BBB-/P	7,898	274,000	1/17/47	300 bp	(27,699)
	CMBX NA BBB- Index	BBB-/P	15,589	438,000	1/17/47	300 bp	(41,314)
	CMBX NA BBB- Index	BBB-/P	16,396	478,000	1/17/47	300 bp	(45,704)
	CMBX NA BBB- Index	BBB-/P	65,360	592,000	1/17/47	300 bp	(11,549)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	59	15,000	1/17/47	300 bp	(1,890)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(2,148)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(2,148)
	CMBX NA BBB- Index	BBB-/P	141	33,000	1/17/47	300 bp	(4,146)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(4,170)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(4,170)
	CMBX NA BB Index	—	(1,061)	124,000	5/11/63	(500 bp)	14,852
	CMBX NA BB Index	—	(1,315)	124,000	5/11/63	(500 bp)	14,598
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	7,513
	CMBX NA BB Index	—	(519)	54,000	5/11/63	(500 bp)	6,411
	CMBX NA BB Index	—	543	53,000	5/11/63	(500 bp)	7,345
	CMBX NA BB Index	—	1,198	53,000	5/11/63	(500 bp)	8,000
	CMBX NA BB Index	—	(80)	40,000	1/17/47	(500 bp)	6,761
	CMBX NA BBB- Index	—	(7,932)	93,000	5/11/63	(300 bp)	399
	CMBX NA BBB- Index	—	(154)	17,000	5/11/63	(300 bp)	1,366
	CMBX NA BBB- Index	BBB-/P	(140)	14,000	5/11/63	300 bp	(1,392)
	CMBX NA BBB- Index	BBB-/P	(64)	16,000	5/11/63	300 bp	(1,495)
	CMBX NA BBB- Index	BBB-/P	(145)	18,000	5/11/63	300 bp	(1,754)
	CMBX NA BBB- Index	BBB-/P	(400)	24,000	5/11/63	300 bp	(2,546)
	CMBX NA BBB- Index	BBB-/P	(600)	55,000	5/11/63	300 bp	(5,518)
	CMBX NA BBB- Index	BBB-/P	1,188	104,000	5/11/63	300 bp	(8,111)
	CMBX NA BBB- Index	BBB-/P	(1,083)	108,000	5/11/63	300 bp	(10,740)
	CMBX NA BBB- Index	BBB-/P	401	19,000	1/17/47	300 bp	(2,068)
	CMBX NA BBB- Index	BBB-/P	2,725	91,000	1/17/47	300 bp	(9,098)
	CMBX NA BBB- Index	BBB-/P	4,013	93,000	1/17/47	300 bp	(8,069)
	CMBX NA BBB- Index	BBB-/P	3,744	93,000	1/17/47	300 bp	(8,339)
	CMBX NA BBB- Index	BBB-/P	3,744	93,000	1/17/47	300 bp	(8,339)
	CMBX NA BBB- Index	BBB-/P	3,907	94,000	1/17/47	300 bp	(8,305)
	CMBX NA BBB- Index	BBB-/P	4,091	135,000	1/17/47	300 bp	(13,448)
	CMBX NA BBB- Index	BBB-/P	26,216	189,000	1/17/47	300 bp	1,662
	CMBX NA BBB- Index	BBB-/P	35,851	270,000	1/17/47	300 bp	707
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(979)	182,000	5/11/63	(300 bp)	15,295
	CMBX NA BBB- Index	—	(4,319)	180,000	5/11/63	(300 bp)	11,776
	CMBX NA BBB- Index	—	(2,319)	90,000	5/11/63	(300 bp)	5,729
	CMBX NA BBB- Index	BBB-/P	4,980	90,000	1/17/47	300 bp	(6,713)
	CMBX NA BBB- Index	BBB-/P	9,494	180,000	1/17/47	300 bp	(13,891)
	CMBX NA BBB- Index	BBB-/P	4,758	182,000	1/17/47	300 bp	(18,887)
	CMBX NA BBB- Index	BBB-/P	35,697	270,000	1/17/47	300 bp	553

	Total		$298,431	$(332,966)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $263,726,736.
(b)	The aggregate identified cost on a tax basis is $381,792,381, resulting in gross unrealized appreciation and depreciation of $6,639,338 and $21,656,821, respectively, or net unrealized depreciation of $15,017,483.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,225,190	$24,968,586	$19,923,411	$6,703	$15,270,365
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $124,660,789 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.1%
	Japan	6.1
	United Kingdom	3.3
	Italy	3.1
	France	3.0
	Germany	2.6
	Greece	2.0
	Spain	1.7
	Netherlands	1.6
	Supra-Nation	1.2
	Mexico	1.1
	Canada	0.9
	Russia	0.8
	Belgium	0.7
	South Africa	0.7
	Argentina	0.6
	Other	3.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,130,413 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,060,541 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$10,635,000
Corporate bonds and notes	—	74,141,476	543,400
Foreign government and agency bonds and notes	—	90,478,806	—
Mortgage-backed securities	—	57,338,355	3,523,924
Municipal bonds and notes	—	411,273	—
Purchased options outstanding	—	173,838	—
Purchased swap options outstanding	—	995,772	—
U.S. government and agency mortgage obligations	—	103,143,616	—
Short-term investments	15,270,365	10,119,073	—

Totals by level	$15,270,365	$336,802,209	$14,702,324

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(878,530)	$—
Futures contracts	1,164,833	—	—
Written options outstanding	—	(142,478)	—
Written swap options outstanding	—	(1,463,277)	—
Forward premium swap option contracts	—	(108,911)	—
TBA sale commitments	—	(51,455,158)	—
Interest rate swap contracts	—	(5,113,051)	—
Total return swap contracts	—	(303,828)	—
Credit default contracts	—	(631,397)	—

Totals by level	$1,164,833	$(60,096,630)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2016

Asset-backed securities	$10,635,000	$—	$—	$—	$—	$—	$—	$—	$10,635,000
Corporate bonds and notes	$543,400	(9,075)	—	9,075	—	—	—	—	$543,400
Mortgage-backed securities	$2,313,819	(62,169)	—	(29,374)	929,160	—	372,488	—	$3,523,924

Totals	$13,492,219	$(71,244)	$—	$(20,299)	$929,160	$—	$372,488	$—	$14,702,324

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(20,299) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$304,526	$935,923
Foreign exchange contracts	1,070,723	1,949,253
Interest rate contracts	11,032,355	15,829,457

Total	$12,407,604	$18,714,633

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$41,800,000
Purchased swap option contracts (contract amount)		$347,300,000
Written TBA commitment option contracts (contract amount)		$83,500,000
Written swap option contracts (contract amount)		$340,400,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$334,300,000
OTC interest rate swap contracts (notional)		$22,300,000
Centrally cleared interest rate swap contracts (notional)		$866,800,000
OTC total return swap contracts (notional)		$57,900,000
OTC credit default contracts (notional)		$11,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$330,568	$—	$25,598	$—	$—	$—	$—	$—	$—	$356,166
	Centrally cleared interest rate swap contracts§	—	—	1,231,270	—	—	—	—	—	—	—	—	—	—	—	—	1,231,270
	OTC Total return swap contracts*#	—	64,082	—	759	9,962	—	50,379	—	10,365	—	—	—	—	—	—	135,547
	OTC Credit default contracts*#	—	—	—	—	187,614	—	76,495	—	—	40,417	—	—	—	—	—	304,526
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	337,977	—	—	—	—	337,977
	Forward currency contracts#	20,402	88,410	—	32,600	452,806	13,772	87,239	33,568	65,809	—	—	30,856	179,591	52,185	13,485	1,070,723
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	183,228	—	—	—	—	—	—	183,228
	Purchased swap options#	—	284,819	—	126,328	111,594	—	473,031	—	—	—	—	—	—	—	—	995,772
	Purchased options#	—	—	—	—	—	—	—	—	173,838	—	—	—	—	—	—	173,838

	Total Assets	$20,402	$437,311	$1,231,270	$159,687	$761,976	$13,772	$1,017,712	$33,568	$458,838	$40,417	$337,977	$30,856	$179,591	$52,185	$13,485	$4,789,047

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$102,384	$—	$—	$—	$—	$—	$—	$102,384
	Centrally cleared interest rate swap contracts§	—	—	1,593,223	—	—	—	—	—	—	—	—	—	—	—	—	1,593,223
	OTC Total return swap contracts*#	7,137	64,150	—	—	73,559	—	269,296	—	25,233	—	—	—	—	—	—	439,375
	OTC Credit default contracts*#	43,277	—	—	—	609,248	—	189,531	—	—	93,867	—	—	—	—	—	935,923
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	186,413	—	—	—	—	186,413
	Forward currency contracts#	98,796	131,101	—	159,457	500,607	187,446	161,282	29,591	218,594	—	—	164,641	182,349	30,778	84,611	1,949,253
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	292,139	—	—	—	—	—	—	292,139
	Written swap options#	—	303,537	—	162,227	146,747	—	412,759	—	438,007	—	—	—	—	—	—	1,463,277
	Written options#	—	—	—	—	—	—	—	—	142,478	—	—	—	—	—	—	142,478

	Total Liabilities	$149,210	$498,788	$1,593,223	$321,684	$1,330,161	$187,446	$1,032,868	$29,591	$1,218,835	$93,867	$186,413	$164,641	$182,349	$30,778	$84,611	$7,104,465

	Total Financial and Derivative Net Assets	$(128,808)	$(61,477)	$(361,953)	$(161,997)	$(568,185)	$(173,674)	$(15,156)	$3,977	$(759,997)	$(53,450)	$151,564	$(133,785)	$(2,758)	$21,407	$(71,126)	$(2,315,418)
	Total collateral received (pledged)##†	$(128,808)	$(9,994)	$—	$(161,997)	$(568,185)	$(173,674)	$—	$—	$(679,756)	$—	$—	$(109,989)	$—	$—	$—
	Net amount	$—	$(51,483)	$(361,953)	$—	$—	$—	$(15,156)	$3,977	$(80,241)	$(53,450)	$151,564	$(23,796)	$(2,758)	$21,407	$(71,126)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016